Other liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Miscellaneous liabilities [abstract]
Schedule Of Other Liabilities [Table Text Block]
Other liabilities consist of the following:

	As at March 31,
	2019		2018
Current
Accrued expenses	Rs.	15,178	Rs.	14,861
Employee benefits payable		4,542		3,927
Statutory dues payable		722		915
Deferred revenue		590		622
Advance from customers		761		360
Others		2,558		1,983
	Rs.	24,351	Rs.	22,668
Non-current
Deferred revenue		2,002		2,697
Others		866		883
	Rs.	2,868	Rs.	3,580